Liquidity Risk - Summary of Wholesale Funding by Currency (Details) - Liquidity risk	Dec. 31, 2024	Dec. 31, 2023
Sterling
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	60.00%	63.00%
Sterling | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	44.00%	40.00%
Sterling | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	65.00%	71.00%
Sterling | Senior unsecured – public benchmark | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	25.00%	24.00%
Sterling | Senior unsecured – public benchmark | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	48.00%	21.00%
Sterling | Senior unsecured – privately placed | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Sterling | Senior unsecured – privately placed | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	98.00%
Sterling | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	89.00%	88.00%
Sterling | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Sterling | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	24.00%	29.00%
Sterling | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	48.00%	54.00%
Sterling | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	76.00%	76.00%
US Dollar
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	23.00%	22.00%
US Dollar | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	47.00%	47.00%
US Dollar | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	15.00%	14.00%
US Dollar | Senior unsecured – public benchmark | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	62.00%	59.00%
US Dollar | Senior unsecured – public benchmark | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	56.00%
US Dollar | Senior unsecured – privately placed | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Senior unsecured – privately placed | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	11.00%	12.00%
US Dollar | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	97.00%	97.00%
US Dollar | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	67.00%	70.00%
US Dollar | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	9.00%	5.00%
US Dollar | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	24.00%	24.00%
Euro
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	16.00%	14.00%
Euro | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	9.00%	13.00%
Euro | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	19.00%	15.00%
Euro | Senior unsecured – public benchmark | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	12.00%	16.00%
Euro | Senior unsecured – public benchmark | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	52.00%	23.00%
Euro | Senior unsecured – privately placed | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Senior unsecured – privately placed | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	2.00%
Euro | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	2.00%	2.00%
Euro | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	8.00%	0.00%
Euro | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	40.00%	39.00%
Euro | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Senior unsecured – public benchmark | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Senior unsecured – public benchmark | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Senior unsecured – privately placed | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Other | Senior unsecured – privately placed | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	3.00%	2.00%
Other | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%